Operating Segments Information - Major Customers Representing at Least 10 Percent of Net Revenue (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of major customers [line items]
NET REVENUE	$ 2,263,891.3	$ 73,670.4	$ 1,587,415.0	$ 1,339,254.8
Customer A [member]
Disclosure of major customers [line items]
NET REVENUE	$ 529,649.2		$ 405,403.0	$ 336,775.5
Percentage of entity's revenue	23.00%	23.00%	26.00%	25.00%
Customer B [member]
Disclosure of major customers [line items]
NET REVENUE			$ 153,740.8
Percentage of entity's revenue			10.00%
Customer C [Member]
Disclosure of major customers [line items]
NET REVENUE				$ 167,390.8
Percentage of entity's revenue				12.00%